Personnel expenses - Employee turnover (Details) - employee	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Personnel expense
Number of employees who left employment	30	32	31
Number of women employees who left employment	16	12	12
Number of men employees who left employment	14	20	19
Number of employees who left employment under the age of 30 years	2	3	4
Number of employees who left employment between 30 and 50 years	22	20	20
Number of employees who left employment over 50 years	6	9	7